Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2019
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Detailed Information for the Defined Benefit Plans

The following tables provide detailed information for the defined benefit plans.

The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2019 and 2018 were determined as follows:

	At March 31,
	2019	2018
	(In millions)
Present value of unfunded obligations	¥(30,237)	¥(30,082)
Present value of funded obligations	(1,157,946)	(1,143,589)
Fair value of plan assets	1,420,639	1,453,238

Net retirement benefit assets (liabilities)	¥232,456	¥279,567

Of which retirement benefit liabilities included in “Other liabilities”	¥(36,027)	¥(36,888)
Of which retirement benefit assets included in “Other assets”	¥268,483	¥316,455

Movements in Defined Benefit Obligation

The movements in the defined benefit obligations for the fiscal years ended March 31, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2019	2018
	(In millions)
At beginning of period	¥1,173,671	¥1,239,784
Current service cost	38,540	40,387
Interest cost	8,008	8,637
Actuarial losses (gains)—demographic assumptions	(394)	15,485
Actuarial losses —financial assumptions	23,197	5,896
Actuarial losses—experience	2,652	2,519
Benefits paid	(42,495)	(44,433)
Lump-sum payments	(13,605)	(24,109)
Past service cost	108	(44)
Acquisition of subsidiaries and businesses	5,186	—
Others(1)	(6,685)	(70,451)

At end of period	¥1,188,183	¥1,173,671

(1)

Others mainly include the exclusion of the defined benefit obligations related to KUBC and The Minato Bank, both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the defined benefit obligations related to SMFL which was reclassified as assets held for sale during the fiscal year ended March 31, 2018.

Movements in Fair Value of the Plan Assets

The movements in the fair value of plan assets for the fiscal years ended March 31, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2019	2018
	(In millions)
At beginning of period	¥1,453,238	¥1,432,556
Interest income	9,805	10,090
Return on plan assets excluding interest income	(14,874)	97,433
Contributions by employer	15,101	19,208
Benefits paid	(42,495)	(44,433)
Acquisition of subsidiaries and businesses	6,191	—
Others(1)	(6,327)	(61,616)

At end of period	¥1,420,639	¥1,453,238

(1)

Others mainly include the exclusion of the fair value of plan assets related to KUBC and The Minato Bank, both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the fair value of plan assets related to SMFL which was reclassified as assets held for sale during the fiscal year ended March 31, 2018.

Amounts Recognized in Consolidated Income Statement

The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Current service cost	¥38,540	¥40,387	¥40,030
Net interest cost	(1,797)	(1,453)	(1,153)
Past service cost	108	(44)	(3)

Total	¥36,851	¥38,890	¥38,874

Plan Assets

The plan assets at March 31, 2019 and 2018 were composed as follows:

	At March 31,
	2019			2018
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total
	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥226,372	¥138,937	¥365,309	¥286,542	¥148,439	¥434,981
Debt instruments	16,124	233,025	249,149	36,290	205,320	241,610
General account of life insurance companies	250	39,463	39,713	356	45,089	45,445
Other investments and short-term assets	33,055	217,344	250,399	45,252	170,476	215,728
Plan assets retained in the retirement benefit trusts:
Japanese equity instruments	466,612	1,593	468,205	468,319	1,542	469,861
Other short-term assets	38,278	9,586	47,864	36,340	9,273	45,613

Total	¥780,691	¥639,948	¥1,420,639	¥873,099	¥580,139	¥1,453,238

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2019, 2018 and 2017 were as follows:

	At March 31,
	2019	2018	2017
Discount rates	0.5%	0.7%	0.7%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations

The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2019 and 2018 were as follows:

	At March 31,
	2019	2018
	Increase/(decrease)	Increase/(decrease)
	(In millions)
Discount rates:
Increase by 50 bps	¥(74,405)	¥(73,146)
Decrease by 50 bps	84,546	83,014
Average life expectancy at age 60:
Increase of one year	¥39,661	¥38,291

Weighted Average Durations of Defined Benefit Plans

The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	At March 31,
	2019	2018	2017
	(Years)
Lump-sum severance indemnity plans	12.7	12.8	12.9
Defined benefit pension plans	18.9	18.9	18.2